Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Dec. 31, 2023	Jun. 30, 2023
CURRENT ASSETS:
Cash		$ 1,688,012	$ 2,751,309
Short-Term Investment		1,421,657	885,824
Accounts receivable, net		20,115,150	19,642,337
Advance to suppliers		11,619,485	8,864,972
Prepaid expenses and other current assets		133,738	95,992
TOTAL CURRENT ASSETS		34,978,042	32,253,714
Property and equipment, net		506,603	844,614
Intangible assets, net		115,025	119,519
Operating right-of-use asset		61,910	84,892
Prepaid Taxes		628,309	621,990
Deferred tax assets		10,819
Other non-current assets		4,890,344	5,120,599
TOTAL ASSETS		41,191,052	39,045,328
CURRENT LIABILITIES:
Short-term bank loans		4,183,158	3,971,702
Long-term bank loans - current portion		415,499	1,158,413
Accounts payable		5,556,663	2,697,089
Deferred revenue		1,746,025	393,003
Taxes payable		4,327,585	4,327,182
Accrued liabilities and other payables		234,698	215,042
Operating lease liability - current		64,884	65,115
TOTAL CURRENT LIABILITIES		16,528,512	12,827,546
Long-term bank loans - non-current		739,447
Operating lease liability - non-current		13,351	39,634
TOTAL LIABILITIES		17,281,310	12,867,180
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	24,390	24,050
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		40,173,920	40,174,260
Statutory reserve		1,537,228	1,537,228
Retained earnings		(15,705,178)	(13,339,929)
Accumulated other comprehensive (loss) income		(1,411,004)	(1,644,872)
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY		24,603,915	26,735,296
Non-controlling interests		(694,173)	(557,148)
TOTAL SHAREHOLDERS’ EQUITY		23,909,742	26,178,148
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		41,191,052	39,045,328
Related Party
CURRENT ASSETS:
Due from related parties			$ 13,280

[1]	Share and per share data are presented on a retroactive basis to reflect the reverse stock split as disclosed in footnote #13.